FAIR VALUE MEASUREMENTS (Details Textual) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Impaired Loans Receivable	$ 19,000,000	$ 19,700,000
Assets, Fair Value Disclosure, Nonrecurring	10,485,000	8,620,000
Impaired Loans Required for Specific Reserves	7,400,000	6,000,000
Impaired Loans Specific Reserves	1,100,000	909,000
Other Impaired Loans Without Specific Reserves	2,100,000	694,000
Impaired Loans [Member]
Assets, Fair Value Disclosure, Nonrecurring	8,477,000	5,787,000
Impaired Loans [Member] | Fair Value, Measurements, Nonrecurring [Member]
Assets, Fair Value Disclosure, Nonrecurring	9,900,000	8,100,000
Foreclosed Real Estate [Member]
Assets, Fair Value Disclosure, Nonrecurring	$ 2,008,000	$ 2,833,000
Fair Value [Member] | Minimum [Member]
Percentage Of Discount From Impaired Loans	6.00%
Percentage Of Discount From Foreclosed Real Estate	6.00%	16.00%
Fair Value [Member] | Maximum [Member]
Percentage Of Discount From Impaired Loans	55.00%
Percentage Of Discount From Foreclosed Real Estate	20.00%	20.00%